Direxion Daily LMT Bear 1X ETF N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 10, 2025
Supplement to Prospectus [Text Block]	DIREXION SHARES ETF TRUST
Direxion Daily LMT Bull 2X Shares
Direxion Daily LMT Bear 1X SharesSupplement dated July 14, 2025 to the
Prospectuses and Statements of Additional Information (“SAI”)
dated February 10, 2025, as supplementedEffective immediately, the trading symbols for the Funds listed below will be as follows:FundTicker SymbolDirexion Daily LMT Bull 2X SharesLMTLDirexion Daily LMT Bear 1X SharesLMTSAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily LMT Bull 2X SharesDirexion Daily LMT Bull 2X ETFDirexion Daily LMT Bear 1X SharesDirexion Daily LMT Bear 1X ETF